Financial Risk Management - Summary of Reconciliation of Components of Equity and Analysis of Movements in Reserves for all Hedges (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	$ 46	$ 27
Add: Change in fair value of hedging instrument recognised in OCI	(640)	604
Less: Reclassified from reserves to interest expense – recognised through OCI	616	(585)
At the end of the financial year	22	46
Cash flow hedging reserve, gross [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	142	71
Add: Change in fair value of hedging instrument recognised in OCI	(914)	863
Less: Reclassified from reserves to interest expense – recognised through OCI	831	(792)
At the end of the financial year	59	142
Cash flow hedging reserve, tax [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	(42)	(21)
Add: Change in fair value of hedging instrument recognised in OCI	274	(259)
Less: Reclassified from reserves to interest expense – recognised through OCI	(250)	238
At the end of the financial year	(18)	(42)
Cash flow hedging reserve, net [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	100	50
Add: Change in fair value of hedging instrument recognised in OCI	(640)	604
Less: Reclassified from reserves to interest expense – recognised through OCI	581	(554)
At the end of the financial year	41	100
Cost of hedging reserve, gross [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	(77)	(32)
Less: Reclassified from reserves to interest expense – recognised through OCI	50	(45)
At the end of the financial year	(27)	(77)
Cost of hedging reserve, tax [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	23	9
Less: Reclassified from reserves to interest expense – recognised through OCI	(15)	14
At the end of the financial year	8	23
Cost of hedging reserve, net [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	(54)	(23)
Less: Reclassified from reserves to interest expense – recognised through OCI	35	(31)
At the end of the financial year	$ (19)	$ (54)